Other Income And Other Expense (Tables)	12 Months Ended
Dec. 31, 2015
Other Income And Other Expense [Abstract]
Other Income And Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2015	2014	2013
All other income and commissions:
ATM interchange fees	$11,917	$10,943	$10,412
Electronic banking fees	5,840	6,190	6,289
Gain/(loss) on extinguishment of debt	5,793	(4,166)	-
Letter of credit fees	4,621	4,864	5,081
Deferred compensation	(1,369)	2,042	4,685
Other	15,821	12,390	13,874
Total	$42,623	$32,263	$40,341
All other expense:
Litigation and regulatory matters	$187,607	$(2,720)	$63,654
Travel and entertainment	9,590	9,095	8,959
Employee training and dues	5,390	4,518	5,054
Customer relations	5,382	5,726	4,916
Tax credit investments	4,582	2,087	2,021
Supplies	3,827	3,745	3,800
Miscellaneous loan costs	2,656	2,690	4,209
Other	34,123	41,952	32,579
Total	$253,157	$67,093	$125,192

Certain previously reported amounts have been reclassified to agree with current presentation.